Property and Equipment Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 8.3	$ 7.5	$ 7.5